UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2012 through June 30, 2013





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Sysco COrp.		11/14	Election of directors	Co	For	For
SYY	871829107	11/14	Apprv Comp. paid Exec.	Co	For	For
			11/14	Ratfy Appt of Ernst&Yng Co	For	For

Exelon Corp.		04/23	Election of directors	CO	For	For
EXC	30161N101	04/23	Ratfy Prcwtrhscooprs	Co	For	For
			04/23	Advsry Vote Exec Compns.Co	For	For
			04/23	Apprv Stk Purch Plan    Co      For	For

General Electric	4/24	Election of Directors	Co	For	For
GE	369604103	4/24    Apprv Exec Compenstn	Co	For	For
			4/24	Select Indep. Audit Frm Co	For	For
			4/24	Shareowner Proposals	Co	Against	Against

Pfizer Inc.		4/25	Election of Directors	Co	For	For
PFE	717081103	4/25	Ratification of KPMG	Co	For	For
			4/25	Vote on Exec Compentsn	Co	For	For
			4/25	Exec Equity Retention	Co	Against	Against
			4/25	Action by writtn consnt	Co	Against	Against

Verizon Communications	5/02	Election of Directors	Co	For	For
VZ	92343V104	5/02	Ratify Ind. Acct. Firm	Co	For	For
			5/02	Advisory Vote Exec comp	Co	For	For
			5/02	Apprv LT Incentive Plan Co	For	For
			5/02	Network Neutrality 	Co	Against	Against
			5/02	Disc. Lbbying activity	Co	Against	Against
			5/02	Proxy Access Bylaw	Co	Against	Against
			5/02	Severance Apprvl Policy	Co	Against	Against
			5/02	SH Call Special Mtg     Co	Against	Against
			5/02	SH Act by Writtn Consnt Co	Against	Against

Occidental Petro	5/03	Election of Directors	Co	For	For
OXY	674599105	5/03	Advisory Vote Exec comp	Co	For	For
			5/03	Ratification of KPMG	Co	For	For
			5/03	SH Act by Writtn Consnt Co	Against	Against

Timken			5/07	Election of Directors	Co	For	For
TKR	887389104	5/07	Ratify Ernst&yng acc.	Co	For	For
			5/07	Advisory Vote Exec comp	Co	For	For
			5/07	Reduce SH Voting Rights	Co	For	For
			5/07	Dec. SH Voting Reqrmnts	Co	For	For
			5/07	SH Propsl for Spinoff	Co	Against	Against

Cliffs Natural Res	5/07	Election of Directors	Co	For	For
CLF	18683K101	5/07	Apprv Majority Voting	Co	For	For
			5/07	Eliminate Cumultv Votes	Co	For	For
			5/07	Apprv Under Ohio Law	Co	For	For
			5/07	Advisory Vote Exec comp	Co	For	For
			5/07	Ratify Del&touch acct	Co	For	For

Norfolk Southern Corp	5/09	Election of Directors	Co	For	For
NSC	655844108	5/09	Ratify KPMG as Ind Aud.	Co	For	For
			5/09	Apprv Exec. Compenstn	Co	For	For
			5/09	Apprv SH Special Mtgs	Co	For	For


Conoco Phillips		5/14	Election of Directors	Co	For	For
COP	20825C104	5/14	Ratify Ernst&yng acc.	Co	For	For
			5/14	Apprv Exec. Compenstn	Co	For	For
			5/14	Rep Grassroots Expendit.co	Against	Against
			5/14 	Greenhouse Gas Reduct.	Co	Against	Against
			5/14	Gender Non Discrimintn	Co	Against Against

Intel Corporation	5/16	Election of Directors	Co	For	For
INTC	458140100	5/16	Ratify Ernst&yng acc.	Co	For	For
			5/16	Advs. Vote on Exec Comp.co	For	For
			5/16	'06 Equity Incent. pln	Co	For	For
			5/16	'Execs Signifcnt Stock'	Co	Against	Against

Chevron Corp.		5/29	Election of Directors	co	For	For
CVX	166764100	5/29	Ratify Ind. acctng frm	Co	For	For
			5/29	Advisory Vote Exec comp	Co	For	For
			5/29	Apprv LT Incentive Plan	Co	For	For
			5/29	Shale Energy Operations Co	Against	Against
			5/29	Offshore Oil Wells	Co	Against	Against
			5/29	Climate Risk		Co	Against	Against
			5/29	Lobbying Disclosure	Co	Against	Against
			5/29	Corp Funds for Politics	Co	Against	Against
			5/29	Cumulative Voting       Co	Against	Against
			5/29	Special Meetings	Co	Against	Against
			5/29	Directr Envrnmnt Expert	Co	Against	Against
			5/29	Cntry Selectn Guideline Co	Against	Against


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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/11/13